SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	Dec. 31, 2025 USD ($)
2022-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 55,858
Expected percent of remaining performance obligations	39.00%
2023-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected percent of remaining performance obligations	61.00%